Retirement Plans And Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits, Description [Abstract]
Components Of Consolidated Net Pension Costs Retirement Plans
The components of our consolidated net pension costs are set forth in the following table:

	For the Year Ended December 31,
	2018		2017		2016
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
			(Dollars in thousands)
Service cost	$1,315	$674	$1,305	$710	$1,325	$698
Interest cost	4,709	253	5,352	199	5,744	243
Expected return on assets	(5,679)	(330)	(5,268)	(299)	(4,940)	(298)
Mark-to-market loss (gain)	2,473	503	(4,140)	(53)	(2,322)	(220)
Pension costs	$2,818	$1,100	$(2,751)	$557	$(193)	$423

Reconciliation Of Pension Plans' Benefit Obligations, Fair Value Of Assets Retirement Plans
The reconciliation of the beginning and ending balances of our pension plans’ benefit obligations, fair value of assets, and funded status at December 31, 2018 and 2017 are:

	As of December 31, 2018		As of December 31, 2017
	U.S.	Foreign	U.S.		Foreign
	(Dollars in thousands)
Changes in Benefit Obligation:
Net Benefit Obligation at beginning of period	$139,746	$20,407	$140,230		$18,237
Service cost	1,315	674	1,305		710
Interest cost	4,709	253	5,352		199
Participant contributions	—	392	—		252
Foreign currency exchange changes	—	(339)	—		1,069
Actuarial (gain) loss	(8,297)	711	3,212		63
Benefits paid	(10,488)	234	(10,353)		(123)
Net benefit obligation at end of period	$126,985	$22,332	$139,746		$20,407
Changes in Plan Assets:
Fair value of plan assets at beginning of period	$109,845	$13,618	$100,905		$11,871
Actual return on plan assets	(5,091)	538	12,620		415
Foreign currency exchange rate changes		(154)	—		545
Employer contributions	5,579	726	6,673		658
Participant contributions		392	—		252
Benefits paid	(10,488)	234	(10,353)		(123)
Fair value of plan assets at end of period	$99,845	$15,354	$109,845		$13,618
Funded status (underfunded):	$(27,140)	$(6,978)	$(29,901)		$(6,789)
Amounts recognized in accumulated other comprehensive loss:
Prior service credit	$—	$—	$—		$—
Amounts recognized in the statement of financial position:
Non-current assets		$147	$—		$—
Current liabilities	(430)	(117)	(433)	—	(146)
Non-current liabilities	(26,710)	(7,008)	(29,468)	—	(6,643)
Net amount recognized	$(27,140)	$(6,978)	$(29,901)		$(6,789)

Fair Asset Values Of Plan Assets
The fair value of other plan assets by category is summarized below (dollars in thousands):

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
U.S. Plan Assets
Cash and cash equivalents	$1,978	$—	$—	$1,978
International Plan Assets
Foreign government bonds	$—	$958	$—	$958
Fixed insurance contracts	—	—	14,396	14,396
Total assets in the fair value hierarchy	$—	$958	$14,396	$15,354
Investments measured at net asset value				$97,867
Total	$1,978	$958	$14,396	$115,199

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total
U.S. Plan Assets
Cash and cash equivalents	$2,094	$—	$—	$2,094
International Plan Assets
Foreign government bonds	$—	$831	$—	$831
Fixed insurance contracts	—	—	12,787	12,787
Total assets in the fair value hierarchy	$—	$831	$12,787	$13,618
Investments measured at net asset value				$107,751
Total	$2,094	$831	$12,787	$123,463

Fair Value Hierarchy, Assets At Fair Value
The following table presents the changes for those financial instruments classified within Level 3 of the valuation hierarchy for international plan pension assets for the years ended December 31, 2017 and 2018 (dollars in thousands):

Fixed Insurance Contracts
Balance at December 31, 2016	$11,142
Gain / contributions / currency impact	1,651
Distributions	(6)
Balance at December 31, 2017	12,787
Gain / contributions / currency impact	1,619
Distributions	(10)
Balance at December 31, 2018	$14,396

Assumptions Used To Determine Net Pension Costs And Projected Benefit Obligations
Assumptions used to determine net pension costs and projected benefit obligations are:

Pension Benefit Obligations Key Assumptions	As of December 31,
	2018	2017
Weighted average assumptions to determine benefit obligations:
Discount rate	3.71%	3.20%
Rate of compensation increase	1.74%	1.57%

Pension Cost Key Assumptions
Weighted average assumptions to determine net cost:
Discount rate	3.20%	3.61%
Expected return on plan assets	4.94%	4.95%
Rate of compensation increase	1.57%	1.57%
Assumptions used to determine net postretirement benefit costs and postretirement projected benefit obligation are set forth in the following table:

Postretirement Benefit Obligations
	2018	2017
Weighted average assumptions to determine benefit obligations:
Discount rate	5.57%	5.07%
Health care cost trend on covered charges:
Initial	6.53%	6.86%
Ultimate	6.05%	6.23%
Years to ultimate	8	8

Postretirement Benefit Costs
	2018	2017
Weighted average assumptions to determine net cost:
Discount rate	5.07%	4.80%
Health care cost trend on covered charges:
Initial	6.86%	6.80%
Ultimate	6.23%	5.96%
Years to ultimate	7	7

Retirement Plan Weighted Average Asset Allocations
The following table presents our retirement plan weighted average asset allocations at December 31, 2018, by asset category:

	Percentage of Plan Assets as of December 31, 2018
	US	Foreign
Equity securities and return seeking assets	20%	—%
Fixed income, debt securities, or cash	80%	100%
Total	100%	100%

Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets
Information for our pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2017 and 2018 follows:

	2018		2017
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Accumulated benefit obligation	$126,985	$20,601	$139,746	$18,843
Fair value of plan assets	99,845	14,396	109,845	13,618

Pension Plans With Projected Benefit Obligation In Excess Of Plan Assets
Information for our pension plans with a projected benefit obligation in excess of plan assets at December 31, 2017 and 2018 follows:

	2018		2017
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Projected benefit obligation	$126,985	$21,520	$139,746	$20,407
Fair value of plan assets	99,845	14,396	109,845	13,618

Projected Future Pension Plan Cash Flow By Year
Following is our projected future pension plan cash flow by year:

	U.S.	Foreign
	(Dollars in thousands)
Expected contributions in 2019:
Expected employer contributions	$684	$744
Expected employee contributions	—	—
Estimated future benefit payments reflecting expected future service for the years ending December 31:
2019	9,240	858
2020	9,221	755
2021	9,221	824
2022	9,182	824
2023	9,136	955
2024-2028	43,993	8,223

Recognized In Other Comprehensive Income Postretirement Benefit Plans
The components of our consolidated net postretirement costs are set forth in the following table:

	For the Year Ended December 31,
	2018		2017		2016
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Service cost	$—	$1	$—	$2	$—	$4
Interest cost	264	700	333	653	360	764
Plan amendment / curtailment	—	—	—	—	—	(993)
Mark-to-market (gain) loss	(1,028)	47	(1,257)	742	(191)	(225)
Post-employment benefits (benefit) cost	$(764)	$748	$(924)	$1,397	$169	$(450)

Fair Value Of Assets Of, And The Funded Status Of, Postretirement Plans
The reconciliation of beginning and ending balances of benefit obligations under, fair value of assets of, and the funded status of, our postretirement plans is set forth in the following table:

Postretirement Benefits	As of December 31, 2018		As of December 31, 2017

	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Changes in Benefit Obligation:
Net benefit obligation at beginning of period	$8,461	$12,172	$10,175	$10,700
Service cost	—	1	—	2
Interest cost	264	700	333	653
Foreign currency exchange rates	—	(1,333)	—	931
Actuarial (gain) loss	(1,028)	47	(1,257)	742
Gross benefits paid	(532)	(926)	(790)	(856)
Plan amendment	—	—	—	—
Net benefit obligation at end of period	$7,165	$10,661	$8,461	$12,172
Changes in Plan Assets:
Fair value of plan assets at beginning of period	$—	$—	$—	$—
Employer contributions	532	926	790	856
Gross benefits paid	(532)	(926)	(790)	(856)
Fair value of plan assets at end of period	$—	$—	$—	$—
Funded status:	$(7,165)	$(10,661)	$(8,461)	$(12,172)
Amounts recognized in accumulated other comprehensive loss:
Prior service credit	$—	$—	$—	$—
Amounts recognized in the statement of financial position:
Current liabilities	$(783)	$(851)	$(855)	$(912)
Non-current liabilities	(6,382)	(9,810)	(7,606)	(11,260)
Net amount recognized	$(7,165)	$(10,661)	$(8,461)	$(12,172)

One-Percentage Point Change In Assumed Health Care Cost Trend Rates
A one-percentage point change in assumed health care cost trend rates would have the following effects at December 31, 2018:

	One Percentage Point Increase		One Percentage Point Decrease
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Effect on total service cost and interest cost components	$1	$32	$(1)	$(66)
Effect on benefit obligations	$14	$506	$(14)	$(442)

Projected Future Postretirement Cash Flow By Year
The following table represents projected future postretirement cash flow by year:

	U.S.	Foreign
	(Dollars in thousands)
Expected contributions in 2019:
Expected employer contributions	$783	$851
Expected employee contributions	—	—
Estimated future benefit payments reflecting expected future service for the years ending December 31:
2019	783	851
2020	724	866
2021	663	891
2022	607	904
2023	554	899
2024-2025	2,174	4,769